UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED)

Money Market Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COMMERICAL PAPER (A)(E) -- 46.2%
   Amstel Funding
      6.230%, 11/13/07                            $      20,000   $      19,958
      5.200%, 12/14/07                                   25,000          24,845
   Amsterdam Funding
      5.180%, 11/08/07                                   25,000          24,975
   Cafco LLC
      6.033%, 01/25/08                                   20,000          19,721
   Chariot Funding LLC
      5.140%, 12/31/07                                   25,000          24,786
   Concord Minutemen Capital
      4.975%, 11/19/07                                   50,000          49,876
   Crown Point Capital LLC
      5.225%, 11/14/07                                   25,000          24,954
   FCAR Owner Trust I
      4.950%, 11/26/07                                   10,000           9,966
      5.260%, 01/15/08                                   30,000          29,676
   Fairway Finance
      6.250%, 11/09/07                                   20,000          19,972
   Gemini Securitization
      6.000%, 11/26/07                                   10,000           9,958
   General Electric Capital
      5.050%, 01/18/08                                   27,000          26,704
   Gotham Funding
      4.920%, 11/26/07                                   25,000          24,915
   Grampian Funding LLC
      5.230%, 01/07/08                                   30,000          29,708
   Lexington Parker Capital LLC
      6.200%, 11/05/07                                   25,000          24,983
      5.300%, 11/14/07                                   20,000          19,962
   Monument Gardens Funding LLC
      5.215%, 12/11/07                                   35,000          34,797
   North Sea Funding LLC
      5.350%, 11/14/07                                   30,000          29,942
   Rams Funding Two LLC
      5.200%, 02/11/08                                   22,661          22,661
   Scaldis Capital LLC
      5.071%, 11/14/07                                   25,000          24,954
      5.250%, 11/15/07                                   32,500          32,436
   Sheffield Receivables
      6.150%, 12/07/07                                   20,000          19,877
   Solitaire Funding LLC
      5.000%, 11/15/07                                   25,000          24,951
      6.247%, 12/12/07                                   10,000           9,930
   Victory Receivables
      5.325%, 01/10/08                                   25,000          24,745
      5.381%, 01/31/08                                   20,000          19,733
                                                                  --------------
Total Commercial Paper
   (Cost $628,985) ($ Thousands)                                        628,985
                                                                  --------------

CORPORATE BONDS (B)(E)(F) -- 15.9%
   Asscher Finance MTN (I)
      5.500%, 07/16/08                                    9,507           9,507
   BNP Paribas
      5.664%, 12/16/07                                    9,000           9,000
   Banque Federative du Credit Mutuel
      5.101%, 11/13/07                                    2,000           2,000
   Cheyne Finance MTN (H) (I)
      4.562%, 03/25/08                                   10,000           9,999
      4.565%, 06/09/08                                   10,000           9,999
   Cullinan Finance MTN (I)
      4.570%, 12/25/07                                   27,500          27,495
   Irish Life & Permanent PLC
      5.017%, 11/22/07                                   14,000          14,001

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Asset Funding (G)
      5.387%, 11/01/07                            $      25,000   $      25,000
   Natexis Banques Populaires LLC
     NY
      5.350%, 11/09/07                                   35,000          35,000
   Northern Rock
      5.145%, 11/05/07                                   10,000          10,000
   Sedna Finance MTN (I)
      4.575%, 12/07/07                                   15,000          15,000
   Sigma Finance MTN (I)
      5.090%, 11/10/07                                    8,800           8,799
   Westpac Banking NY
      5.673%, 12/12/07                                   25,000          25,000
   Whistlejacket Capital MTN (I)
      4.570%, 11/21/07 to 11/28/07                       16,000          16,000
                                                                  --------------
Total Corporate Bonds
   (Cost $216,800) ($ Thousands)                                        216,800
                                                                  --------------
CERTIFICATES OF DEPOSIT -- 14.2%
   Bank of Montreal
      5.330%, 11/20/07                                   13,000          13,000
      5.350%, 12/05/07                                   13,000          13,000
   Bank of Tokyo-Mitsubishi
      5.210%, 01/15/08                                   15,000          15,000
   Barclays Bank PLC NY
      5.180%, 12/03/07                                   20,000          20,000
   Chase Bank USA
      5.170%, 01/14/08                                   30,000          30,000
   Credit Agricole
      5.330%, 11/26/07                                   15,000          15,000
   Credit Industries
      5.365%, 12/12/07                                   13,000          13,000
   Credit Suisse First Boston NY
      5.420%, 01/16/08                                   14,000          14,000
   Deutsche Bank NY
      5.400%, 11/21/07                                    9,000           9,000
   UBS Stamford
      5.400%, 11/28/07                                   25,000          24,999
      5.455%, 02/19/08                                   13,000          13,000
      5.395%, 03/18/08                                   13,000          13,000
                                                                  --------------
Total Certificates of Deposit
   (Cost $192,999) ($ Thousands)                                        192,999
                                                                  --------------
INSURANCE FUNDING AGREEMENTS (B)(C)(G) -- 2.9%
   Metropolitan Life Insurance
      5.402%, 01/15/08                                   30,000          30,000
   Monumental Life Insurance
      5.740%, 11/01/07                                    9,500           9,500
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                                          39,500
                                                                  --------------
ASSET BACKED SECURITY (A) (E) -- 1.4%
   Paragon Mortgages PLC, Ser 13A,
     Cl A1
      5.101%, 11/15/07                                   18,255          18,255
                                                                  --------------
Total Asset Backed Security
   (Cost $18,255) ($ Thousands)                                          18,255
                                                                  --------------


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Money Market Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND (B) -- 0.4%
TEXAS -- 0.4%
   Texas State, Veterans Funding II
     Project, Ser D, GO
      4.635%, 11/07/07                            $       5,270   $       5,270
                                                                  --------------
Total Municipal Bond
   (Cost $5,270) ($ Thousands)                                            5,270
                                                                  --------------
REPURCHASE AGREEMENT (D) -- 18.9%
   Deutsche Bank
     4.820%, dated 10/31/07, to be
     repurchased on 11/01/07,
     repurchase price $257,789,038
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $1,050,000-
     $78,034,000, 4.000%-5.820%,
     06/13/08-04/17/13, with total
     market value $262,914,906)                         257,755         257,755
                                                                  --------------
Total Repurchase Agreement
   (Cost $257,755) ($ Thousands)                                        257,755
                                                                  --------------
Total Investments -- 99.9%
   (Cost $1,359,564) ($ Thousands)+                               $   1,359,564
                                                                  ==============

Percentages are based on Net Assets of $1,361,370 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2007. The demand and interest rate reset feature gives the security a shorter effective maturity date.

(C) Securities considered illiquid. The total value of such securities as of October 31, 2007 was $39,500 ($ Thousands) and represented 2.90% of Net Assets.

(D) Tri-Party Repurchase Agreement

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) This security considered restricted. The total value of such securities as of October 31, 2007 was $64,500 ($ Thousands) and represented 4.74% of Net Assets.

(H) As with all securities listed above, the value shown for this security is stated at amortized cost, which is also the value used for calculating the Fund's net asset value. While amortized cost generally is expected to approximate market value in the case of securities held by money market funds, there may be circumstances where the market value and amortized cost of a security may vary materially. Cheyne Finance LLC is in default. As a result, there is a material difference between the amortized cost shown above for this security and its estimated market value.

(I) The Fund has entered into a Capital Support Agreement with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using market values to drop below $0.9950.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Money Market Fund
October 31, 2007

Restricted Securities -- At October 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at October 31, 2007, were as follows:

                                    Number of   Acquisition       Cost        Market Value
                                      Shares       Date       ($ Thousands)  ($ Thousands)   % of Net Assets
-------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance

   5.402%, 01/15/08                    30,000      05/01/03   $     30,000   $      30,000              2.20%

Morgan Stanley Asset Funding

   5.387%, 11/01/07                    25,000      03/15/07         25,000          25,000              1.84
                                                              ------------   -------------   ----------------
Monumental Life Insurance

   5.740%, 11/01/07                     9,500      03/21/03          9,500           9,500              0.70
                                                              ------------   -------------   ----------------
                                                              $     64,500   $      64,500              4.74%
                                                              ============   =============   ================


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Government Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 41.6%
   FFCB (A)
      4.980%, 11/03/07                            $      55,000   $      55,004
      4.470%, 11/24/07                                   10,000           9,998
   FFCB, Ser 1 (A)
      4.825%, 11/23/07                                   13,000          13,000
   FHLB
      4.480%, 11/14/07 (A)                               10,000          10,000
      5.438%, 11/15/07 (A)                              110,000         110,038
      5.390%, 11/17/07 (A)                               60,000          60,030
      5.360%, 11/23/07 (A)                               20,000          20,000
      5.365%, 12/02/07 (A)                               50,000          50,000
      5.481%, 12/04/07 (A)                               30,000          30,047
      4.470%, 12/08/07 (A)                               40,000          39,990
      5.060%, 01/07/08 (A)                               50,000          50,000
      4.625%, 01/18/08                                    9,570           9,566
      5.500%, 01/28/08                                    3,100           3,105
      4.823%, 01/31/08 (A)                               45,000          44,996
      3.505%, 08/14/08                                    1,000             986
   FHLB, Ser 1
      5.080%, 01/04/08 (A)                               30,000          29,994
      5.250%, 06/19/08                                   15,000          14,993
   FHLMC MTN
      3.600%, 04/16/08                                    1,000             992
      3.050%, 06/04/08                                    1,000             989
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $553,728) ($ Thousands)                                        553,728
                                                                  --------------
REPURCHASE AGREEMENTS (B) -- 58.3%
   Barclays Capital
     4.800%, dated 10/31/07, to be
     repurchased on 11/01/07,
     repurchase price $309,040,636
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $11,905,000-
     $100,000,000, 3.000%-6.210%,
     04/15/09-01/25/22, with total
     market value $315,180,300)                         309,000         309,000
   Deutsche Bank
     4.820%, dated 10/31/07, to be
     repurchased on 11/01/07,
     repurchase price $158,352,908
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $715,000-
     $64,000,000, 0.000%-6.625%,
     01/07/08-05/15/21, with total
     market value $161,498,656)                         158,332         158,332

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
     4.750%, dated 10/31/07, to be
     repurchased on 11/01/07,
     repurchase price $309,040,212
     (collateralized by various
     FHLMC/FNMA obligations,
     ranging in par value
     $152,470,000-$159,785,000,
     4.500%-4.625%, 10/25/12-
     11/14/14, with total market value
     $315,180,975)                                $     309,000   $     309,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $776,332) ($ Thousands)                                        776,332
                                                                  --------------

Total Investments -- 99.9%
   (Cost $1,330,060) ($ Thousands)+                               $   1,330,060
                                                                  ==============

Percentages are based on Net Assets of $1,331,694 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2007. The demand and interest rate reset feature gives the security a shorter effective maturity date.

(B) Tri-Party Repurchase Agreement

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Government II Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.9 %
   FFCB (B)
      4.460%, 11/11/07 to 01/23/08                $      78,000   $      77,993
      4.956%, 11/13/07                                   10,000           9,999
      4.895%, 11/18/07                                   18,050          18,048
      4.470%, 11/24/07                                   40,000          39,992
      4.678%, 11/28/07                                    5,000           5,000
      4.662%, 11/30/07                                   25,000          24,998
      4.480%, 12/10/07                                   30,000          29,998
   FFCB, Ser 1 (B)
      4.871%, 11/19/07                                    5,000           4,999
      4.737%, 11/25/07                                    5,000           5,000
   FHLB
      5.236%, 11/08/07 (B)                               10,000          10,000
      4.480%, 11/14/07 (B)                               10,000           9,999
      5.000%, 11/15/07                                   22,165          22,165
      5.438%, 11/15/07 (B)                               50,000          50,004
      5.390%, 11/17/07 (B)                               20,000          20,010
      4.120%, 11/19/07                                    2,000           1,999
      5.481%, 12/04/07 (B)                               10,000          10,016
      4.470%, 12/08/07 (B)                               20,000          19,995
      5.476%, 12/18/07 (B)                               15,000          14,997
      5.427%, 12/20/07 (B)                                1,000           1,000
      5.093%, 01/10/08 (B)                               25,000          24,998
      5.073%, 01/16/08 (B)                               40,000          39,992
      5.054%, 01/17/08 (B)                               25,000          24,998
      4.823%, 01/31/08 (B)                               25,000          24,998
      3.625%, 02/15/08                                    5,500           5,481
      5.125%, 02/21/08                                    7,065           7,071
      5.380%, 04/09/08                                    5,000           5,000
   FHLB DN (A)
      4.401%, 11/01/07                                   64,521          64,521
      4.385%, 11/06/07                                   10,000           9,994
      5.085%, 11/09/07                                   37,855          37,814
      4.952%, 11/16/07                                   20,000          19,959
      4.975%, 11/21/07                                   50,000          49,867
      4.964%, 11/30/07                                   20,000          19,921
      4.756%, 12/12/07                                   10,000           9,946
      4.340%, 01/08/08                                   15,000          14,877
      4.660%, 01/11/08                                   25,000          24,781
      4.570%, 02/01/08                                   20,000          19,766
   FHLB, Ser 1
      4.936%, 11/14/07 (B)                               25,000          24,996
      5.250%, 11/15/07 to 06/19/08                       25,000          24,993
      5.447%, 12/19/07 (B)                               25,000          24,995
      5.068%, 01/02/08 (B)                               25,000          24,996
      4.932%, 01/24/08 (B)                               50,000          49,985
   FHLB, Ser 642
      5.100%, 03/06/08                                    8,000           7,995
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $938,156) ($ Thousands)                                        938,156
                                                                  --------------
Total Investments -- 99.9%
   (Cost $938,156) ($ Thousands)+                                 $     938,156
                                                                  ==============

Percentages are based on Net Assets of $939,239 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2007. The demand and interest rate reset feature gives the security a shorter effective maturity date.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DN -- Discount Note
FFCB --  Federal  Farm  Credit  Bank
FHLB -- Federal Home Loan Bank
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Prime Obligation Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERICAL PAPER (A)(E) -- 55.6%
   Amstel Funding
      6.230%, 11/13/07                            $      75,000   $      74,844
      5.180%, 11/19/07                                   92,344          92,105
      5.250%, 11/20/07                                  100,000          99,723
      5.200%, 11/28/07 to 12/14/07                       48,317          48,071
   Amsterdam Funding
      5.180%, 11/08/07                                  169,000         168,830
   CRC Funding LLC
      5.800%, 11/20/07                                   70,000          69,786
   Cafco LLC
      6.033%, 01/25/08                                  165,000         162,701
   Cancara Asset Securitization LLC
      6.170%, 12/14/07                                   75,000          74,447
      5.240%, 01/07/08 to 01/14/08                      100,000          99,000
      5.250%, 01/10/08                                   75,000          74,234
   Chariot Funding LLC
      5.120%, 11/02/07                                   25,754          25,750
      5.988%, 11/20/07                                  100,000          99,689
      5.140%, 12/31/07                                   87,160          86,413
   Concord Minutemen Capital
      5.110%, 11/08/07                                   20,000          19,980
      5.259%, 11/16/07                                   50,000          49,891
      4.975%, 11/19/07                                  200,000         199,503
   Crown Point Capital LLC
      5.225%, 11/14/07                                   52,500          52,403
   Curzon Funding LLC
      5.190%, 11/21/07 to 11/26/07                      100,000          99,676
      5.195%, 11/29/07                                   60,000          59,758
   FCAR Owner Trust I
      4.950%, 11/26/07                                  165,000         164,433
   FCAR Owner Trust II
      4.950%, 11/26/07                                   34,300          34,182
   Fairway Finance
      6.250%, 11/09/07                                   75,000          74,896
   General Electric Capital
      5.050%, 01/18/08                                  100,000          98,906
   Gotham Funding
      4.920%, 11/26/07                                  100,000          99,658
   Grampian Funding LLC
      5.190%, 11/21/07                                   75,000          74,784
      5.256%, 12/17/07                                  150,000         149,005
      5.180%, 12/20/07                                   25,000          24,824
   Lexington Parker Capital LLC
      6.200%, 11/05/07                                  150,000         149,897
      6.070%, 11/13/07                                   25,000          24,949
      5.300%, 01/22/08                                   50,000          49,396
   North Sea Funding LLC
      5.300%, 11/30/07                                  275,000         273,826
   Old Line Funding LLC
      5.000%, 11/05/07                                   25,724          25,710
   Scaldis Capital LLC
      5.071%, 11/14/07                                   72,500          72,368
      6.150%, 12/14/07                                   25,000          24,816
   Sheffield Receivables
      5.000%, 11/05/07                                   59,043          59,010
      6.188%, 11/16/07                                   67,500          67,328
   Solitaire Funding LLC
      6.247%, 12/12/07                                  150,000         148,949
   Victory Receivables
      5.285%, 01/04/08                                   50,000          49,530
      5.325%, 01/10/08                                  125,000         123,724
                                                                  --------------
Total Commercial Paper
   (Cost $3,446,995) ($ Thousands)                                    3,446,995
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS (B)(E)(F) -- 15.9%
   Asscher Finance MTN (I)
      5.500%, 07/16/08                            $      40,095   $      40,095
   Carrera Capital Funding LLC (I)
      4.968%, 01/30/08                                   50,000          50,000
   Cheyne Finance LLC MTN (H) (I)
      4.565%, 01/25/08                                  125,000         124,993
      4.562%, 03/25/08                                   77,000          76,992
      4.575%, 10/25/08                                   50,000          49,997
   Cullinan Finance MTN (I)
      4.570%, 12/03/07                                   50,000          49,999
      4.570%, 12/25/07                                   75,000          74,991
   JPMorgan Chase MTN
      5.096%, 11/11/07                                   61,000          61,000
   Kestrel Funding US (I)
      4.570%, 12/27/07                                  100,000          99,992
   Liberty Light US Capital MTN (I)
      5.170%, 12/24/07                                   50,000          49,990
   Morgan Stanley Asset Funding (G)
      5.387%, 11/01/07                                   75,000          75,000
   Sedna Finance MTN (I)
      4.575%, 12/07/07                                   10,000          10,000
   Sigma Finance MTN (I)
      4.620%, 11/21/07                                    5,000           5,000
   Stanfield Victoria Funding LLC MTN (I)
      4.575%, 12/17/07                                   40,000          40,000
      4.570%, 12/20/07                                   80,000          79,994
   Tango Finance MTN (I)
      4.620%, 11/16/07                                   15,000          15,000
      4.570%, 11/19/07                                    5,000           5,000
   Whistlejacket Capital MTN (I)
      4.570%, 11/21/07 to 11/28/07                       77,750          77,750
                                                                  --------------
Total Corporate Bonds
   (Cost $985,793) ($ Thousands)                                        985,793
                                                                  --------------
INSURANCE FUNDING AGREEMENTS (B)(C)(G) -- 4.2%
   Metropolitan Life Insurance
      5.402%, 01/15/08                                  160,000         160,000
   Monumental Life Insurance
      5.740%, 11/01/07                                  101,500         101,500
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $261,500) ($ Thousands)                                        261,500
                                                                  --------------
CERTIFICATE OF DEPOSIT -- 2.5%
   Chase Bank USA
      5.170%, 01/14/08                                  150,000         150,000
                                                                  --------------
Total Certificate of Deposit
   (Cost $150,000) ($ Thousands)                                        150,000
                                                                  --------------
MUNICIPAL BOND (B) -- 0.2%
   Texas State, Veterans Funding I
     Project, Ser C, GO
      4.700%, 11/07/07                                   13,400          13,400
                                                                  --------------
Total Municipal Bond
   (Cost $13,400) ($ Thousands)                                          13,400
                                                                  --------------


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Prime Obligation Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT(D) -- 21.9%
   Deutsche Bank
     4.820%, dated 10/31/07, to
     be repurchased on 11/01/07,
     repurchase price $1,356,667,131
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $4,824,000-
     $195,114,000, 0.000%-7.125%,
     11/21/07-11/23/35, with total
     market value $1,383,618,273)                 $   1,356,488   $   1,356,488
                                                                  --------------
Total Repurchase Agreement
   (Cost $1,356,488) ($ Thousands)                                    1,356,488
                                                                  --------------
Total Investments -- 100.3%
   (Cost $6,214,176) ($ Thousands)+                               $   6,214,176
                                                                  ==============

Percentages are based on Net Assets of $6,198,341 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2007. The demand and interest rate reset feature gives the security a shorter effective maturity date.

(C) Securities considered illiquid. The total value of such securities as of October 31, 2007 was $322,500 ($ Thousands) and represented 5.20% of Net Assets.

(D) Tri-Party Repurchase Agreement

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) This security considered restricted. The total value of such securities as of October 31, 2007 was $336,500 ($ Thousands) and represented 5.43% of Net Assets.

(H) As with all securities listed above, the value shown for this security is stated at amortized cost, which is also the value used for calculating the Fund's net asset value. While amortized cost generally is expected to approximate market value in the case of securities held by money market funds, there may be circumstances where the market value and amortized cost of a security may vary materially. Cheyne Finance LLC is in default. As a result, there is a material difference between the amortized cost shown above for this security and its estimated market value.

(I) The Fund has entered into a Capital Support Agreement with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using market values to drop below $0.9975.

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Prime Obligation Fund
October 31, 2007

Restricted Securities -- At October 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at October 31, 2007, were as follows:

                                   Number of   Acquisition       Cost         Market Value
                                     Shares       Date       ($ Thousands)   ($ Thousands)   % of Net Assets
------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance

   5.402%, 01/15/08                  160,000     05/01/03    $     160,000   $     160,000             2.58%

Morgan Stanley Asset Funding

   5.387%, 11/01/07                   75,000     03/15/07           75,000          75,000             1.21

Monumental Life Insurance

   5.740%, 11/01/07                  101,500     03/21/03          101,500         101,500             1.64
                                                             --------------  --------------  ---------------
                                                             $     336,500   $     336,500             5.43%
                                                             ==============  ==============  ===============


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Treasury Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (A) -- 100.3%
   Barclays Capital
      4.530%, dated 10/31/07, to
      be repurchased on 11/01/07,
      repurchase price $340,042,197
      (collateralized by various
      U.S. Treasury Obligations,
      ranging in par value
      $12,292,000-$244,239,000,
      2.000%-8.125%,
      01/15/16-08/15/21, with total
      market value $346,800,827)                  $     340,000   $     340,000
   BNP Paribas
      4.550%, dated 10/31/07, to
      be repurchased on 11/01/07,
      repurchase price $340,042,384
      (collateralized by a  U.S.
      Treasury Note, par value
      $324,932,000, 2.375%,
      04/15/11, with total market
      value $346,800,694)                               340,000         340,000
   Deutsche Bank
      4.550%, dated 10/31/07, to
      be repurchased on 11/01/07,
      repurchase price $340,742,471
      (collateralized by various
      U.S. Treasury Notes, ranging
      in par value
      $14,912,000-$174,697,000,
      2.625%-5.625%,
      03/31/08-11/15/16, with total
      market value $347,518,201)                        340,704         340,704
   Morgan Stanley
      4.520%, dated 10/31/07, to
      be repurchased on 11/01/07,
      repurchase price $340,042,104
      (collateralized by various
      U.S. Treasury Notes, ranging
      in par value
      $14,539,000-$268,840,000,
      1.875%-3.000%,
      07/15/12-07/15/13, with total
      market value $346,800,881)                        340,000         340,000
                                                                  --------------
Total Repurchase Agreements
  (Cost $1,360,704) ($ Thousands)                                     1,360,704
                                                                  --------------
Total Investments -- 100.3%
  (Cost $1,360,704) ($ Thousands)+                                $   1,360,704
                                                                  ==============

Percentages are based on Net Assets of $1,356,732 ($ Thousands).

(A) Tri-Party Repurchase Agreement

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Treasury II Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.6%
   U.S. Treasury Bills (A)
      1.312%, 11/01/07                            $      12,339   $      12,339
      2.952%, 11/08/07                                   15,787          15,778
      3.453%, 11/08/07                                   35,880          35,856
      3.795%, 11/15/07                                   10,000           9,985
      3.765%, 11/23/07                                   30,136          30,067
      3.964%, 11/29/07                                   19,000          18,942
      4.022%, 12/06/07                                   18,000          17,930
      3.944%, 12/13/07                                    8,000           7,963
      3.991%, 12/20/07                                    4,000           3,978
      4.012%, 12/27/07                                    4,000           3,975
      3.660%, 01/03/08                                    4,000           3,975
      3.906%, 01/10/08                                    4,000           3,970
      4.008%, 01/17/08                                    4,000           3,966
      3.892%, 01/24/08                                    4,000           3,964
      3.924%, 01/31/08                                    4,000           3,961
  U.S. Treasury Notes
      3.000%, 11/15/07                                   24,000          23,993
      4.250%, 11/30/07                                    8,000           8,000
      4.375%, 12/31/07                                    4,000           4,002
                                                                  --------------
Total U.S. Treasury Obligations
  (Cost $212,644) ($ Thousands)                                         212,644
                                                                  --------------

Total Investments -- 99.6%
  (Cost $212,644) ($ Thousands)+                                  $     212,644
                                                                  ==============

Percentages are based on Net Assets of $213,550 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Short - Duration Government Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                     Face Amount           Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE - BACKED
OBLIGATIONS -- 53.6%
   FHLMC
     7.375%, 09/01/18 (A)                           $         11   $         11
     7.313%, 11/01/07 (A)                                     69             70
     7.305%, 11/01/07 (A)                                    155            158
     7.287%, 03/01/19(A)                                      32             33
     7.250%, 01/01/18 to 09/01/20
       (A)                                                    65             66
     7.230%, 11/01/07 (A)                                  3,750          3,813
     7.214%, 11/01/07 (A)                                    156            157
     7.193%, 11/01/07 (A)                                     97             97
     7.190%, 11/01/07 (A)                                    250            252
     7.185%, 11/01/07 (A)                                     73             74
     7.135%, 11/01/07 (A)                                     50             50
     7.129%, 11/01/07 (A)                                     47             47
     7.125%, 07/01/18 to 11/01/20
       (A)                                                    25             25
     7.120%, 11/01/07 (A)                                     52             53
     7.094%, 11/01/07 (A)                                      6              6
     7.092%, 11/01/07 (A)                                    184            188
     7.037%, 11/01/07 (A)                                     85             87
     7.000%, 11/01/07 to 11/01/18
       (A)                                                    96             97
     6.997%, 11/01/07 (A)                                    240            245
     6.875%, 07/01/18 (A)                                     34             34
     6.750%, 11/01/07 to 01/01/17
       (A)                                                    28             28
     6.625%, 02/01/16 to 06/01/18
       (A)                                                    13             13
     6.500%, 11/01/07 to 01/01/17
       (A)                                                    47             47
     6.487%, 11/01/07 (A)                                    293            293
     6.375%, 11/01/07 (A)                                      6              6
     6.000%, 06/01/21                                      2,433          2,474
FHLMC REMIC, Ser 2587, Cl ET
     3.700%, 07/15/17                                      1,028            997
FHLMC REMIC, Ser 2617, Cl UN
     4.500%, 08/15/12                                        578            577
FHLMC REMIC, Ser 2630, Cl KN
     2.500%, 04/15/13                                        973            962
FHLMC REMIC, Ser 2684, Cl GN
     3.250%, 05/15/23                                        543            539
FHLMC REMIC, Ser 2760, Cl PH
     3.500%, 10/15/21                                        742            737
FHLMC REMIC, Ser 2760, Cl PK
     4.500%, 10/15/21                                        928            925
FHLMC REMIC, Ser 2890, Cl PJ
     4.500%, 09/15/24                                      2,333          2,319
FHLMC REMIC, Ser 2975, Cl VT
     5.000%, 11/01/07                                      2,475          2,477
FHLMC REMIC, Ser T-42, Cl A5
     7.500%, 02/25/42                                      1,052          1,102
FNMA
     7.196%, 11/01/07 (A)                                  1,240          1,262
     7.140%, 11/01/07 (A)                                  1,278          1,290
     7.060%, 11/01/07 (A)                                    715            721
     6.813%, 11/01/07 (A)                                  1,727          1,752
     6.610%, 04/01/09                                        150            152
     6.533%, 11/01/07 (A)                                    318            321
     6.490%, 08/01/08                                        526            527
     6.229%, 12/01/08                                        940            937
     6.150%, 09/01/08                                      3,054          3,058
     6.130%, 10/01/08                                        139            140


--------------------------------------------------------------------------------
                                                     Face Amount           Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
     6.011%, 06/01/09                               $        330   $        329
     5.735%, 01/01/09                                      1,306          1,313
     5.016%, 02/01/13                                         87             87
     5.000%, 03/15/16                                      4,517          4,552
     4.621%, 04/01/13                                        191            187
FNMA 30 Year TBA
     7.000%, 11/01/33                                        307            318
FNMA REMIC, Ser 1993-32, Cl H
     6.000%, 03/25/23                                        111            112
FNMA REMIC, Ser 1994-77, Cl FB
   (A)
     6.656%, 11/25/07                                         24             25
FNMA REMIC, Ser 1995-13, Cl C
     6.500%, 10/25/08                                         45             45
FNMA REMIC, Ser 2001-53, Cl CA
     5.750%, 06/25/31                                         94             94
FNMA REMIC, Ser 2002-3, Cl PG
     5.500%, 02/25/17                                      2,000          2,022
FNMA REMIC, Ser 2002-53, Cl FK
   (A)
     5.531%, 11/25/07                                        454            455
FNMA REMIC, Ser 2003-76, Cl CA
     3.750%, 07/25/33                                      1,499          1,356
FNMA REMIC, Ser 2006-39, Cl PB
     5.500%, 07/25/29                                      2,545          2,563
FNMA REMIC, Ser 2006-53, Cl PA
     5.500%, 12/25/26                                      3,545          3,565
FNMA REMIC, Ser 2006-72, Cl FY
   (A)
     5.551%, 11/01/07                                      4,580          4,534
FNMA REMIC, Ser 2006-76, Cl QF
   (A)
     5.531%, 11/25/07                                      4,368          4,358
FNMA REMIC, Ser G92-61, Cl FA
   (A)
     5.806%, 11/25/07                                        243            246
FNMA REMIC, Ser G93-5, Cl Z
     6.500%, 02/25/23                                         51             52
GNMA
     7.500%, 01/15/11 to 02/15/11                             25             26
     6.500%, 04/15/17 to 11/15/36                          2,051          2,110
     6.000%, 06/15/16 to 09/15/19                          1,072          1,091
GNMA REMIC, Ser 2004-41, Cl ED
     3.750%, 10/20/26                                        271            269
GNMA REMIC, Ser 2006-38, Cl XS,
   IO (A)
     2.190%, 11/16/07                                        333             25
                                                                   -------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $59,208) ($ Thousands)                                          58,953
                                                                   -------------
U.S . GOVERNMENT AGENCY OBLIGATION -- 27.7%
   FHLB
     5.250%, 02/13/08                                     30,500         30,546
                                                                   -------------
Total U.S. Government Agency Obligation
   (Cost $30,494) ($ Thousands)                                          30,546
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Notes
     3.000%, 11/15/07                                        100            100
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $100) ($ Thousands)                                                100
                                                                   -------------


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Short - Duration Government Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                     Face Amount           Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT(B) -- 18.2%
   BNP Paribas
     4.940%, dated 10/31/07, to be
     repurchased on 11/01/07,
     repurchase price $20,002,707
     (collateralized by various FNMA
     obligations, ranging in par value
     $3,916,651-$9,807,268, 5.500%-
     6.000%, 10/01/37-11/01/37, with
     total market value $20,400,001)                $     20,000   $     20,000
                                                                   -------------
Total Repurchase Agreement
   (Cost $20,000) ($ Thousands)                                          20,000
                                                                   -------------
Total Investments -- 99.6%
   (Cost $109,802) ($ Thousands)+                                  $    109,599
                                                                   =============


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Short - Duration Government Fund
October 31, 2007

Futures -- a summary of the open futures contracts held by the Fund at October 31, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                       NUMBER OF                    APPRECIATION
TYPE OF                                CONTRACTS    EXPIRATION    (DEPRECIATION)
CONTRACT                             LONG (SHORT)      DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2-Year Treasury Note                 262        Dec-2007     $         124
U.S. 5-Year Treasury Note                  97        Dec-2007                21
U.S. 10-Year Treasury Note                (92)       Dec-2007                27
U.S. Long Treasury Bond                   (24)       Dec-2007                (6)
                                                                  --------------
                                                                  $         166
                                                                  ==============

Percentages are based on Net Assets of $110,003 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2007. The demand and interest rate reset feature gives the security a shorter effective maturity date.

(B) Tri-Party Repurchase Agreement

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA --To Be Announced

+ At October 31, 2007, the tax basis cost of the Fund's investments was $109,802

($ Thousands), and the unrealized appreciation and depreciation were $489 ($ Thousands) and $(692) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Intermediate-Duration Government Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 57.3%
   FHLMC
      8.250%, 12/01/07 to 01/01/09                $           8   $           8
      6.500%, 01/01/18                                       61              63
      6.000%, 06/15/11 to 09/01/24                        3,148           3,242
      5.500%, 06/01/19 to 12/01/20                        1,112           1,116
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                      496             501
   FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                                       21              21
   FHLMC REMIC, Ser 2586, Cl NK
      3.500%, 08/15/16                                      161             157
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                      594             576
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                    1,357           1,287
   FHLMC REMIC, Ser 2635, Cl NJ
      3.000%, 03/15/17                                      375             358
   FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                      322             320
   FNMA
      9.500%, 05/01/18                                       58              62
      8.000%, 05/01/08 to 06/01/08                            2               2
      6.620%, 01/01/08                                      187             186
      6.450%, 09/01/18                                      708             750
      5.931%, 02/01/12                                      667             685
      5.920%, 06/01/14                                      498             515
      5.680%, 06/01/17                                      605             618
      5.626%, 12/01/11                                    1,753           1,785
      5.034%, 08/01/15                                      668             661
      3.790%, 07/01/13                                    1,072           1,010
   FNMA 30 Year TBA
      5.000%, 11/01/37                                      900             835
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                      565             581
   FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                                      491             484
   FNMA REMIC, Ser 2006-72, Cl FY
    (A)
      5.551%, 11/01/07                                    3,537           3,502
   GNMA
      8.750%, 07/20/17                                       12              12
      8.500%, 11/20/16 to 08/20/17                           96             103
      8.250%, 04/15/08 to 07/15/08                            5               5
      7.500%, 11/15/25 to 09/15/36                          918             963
      6.000%, 04/15/09 to 09/15/24                          966             982
   Small Business Administration, Ser
     2005-P10B, Cl 1
      4.940%, 08/10/15                                    1,569           1,549
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $23,084) ($ Thousands)                                          22,939
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 11.1%
   U.S. Treasury Bonds
      10.375%, 11/15/12                                     200             200
   U.S. Treasury Notes
      4.750%, 03/31/11                                    4,150           4,249
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $4,324) ($ Thousands)                                            4,449
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) - 33.5%
   BNP Paribas
     4.940%, dated 10/31/07, to be
     repurchased on 11/01/07,
     repurchase price $5,500,744
     (collateralized by a FNMA
     obligation, par value $5,525,651,
     6.000%, 11/01/37, with total
     market value $5,610,000)                     $       5,500   $       5,500
   UBS Securities LLC
     4.940%, dated 10/31/07, to be
     repurchased on 11/01/07,
     repurchase price $7,901,069
     (collateralized by various FNMA
     obligations, ranging in par value
     $3,950,000-$4,011,649, 6.000%,
     06/01/37-08/01/37, with total
     market value $8,062,716)                             7,900           7,900
                                                                  --------------
Total Repurchase Agreements
   (Cost $13,400) ($ Thousands)                                          13,400
                                                                  --------------
Total Investments -- 101.9%
   (Cost $40,808) ($ Thousands)+                                  $      40,788
                                                                  ==============


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Intermediate-Duration Government Fund
October 31, 2007

Futures -- a summary of the open futures contracts held by the Fund at October 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                               NUMBER OF                           APPRECIATION
TYPE OF                        CONTRACTS    EXPIRATION           (DEPRECIATION)
CONTRACT                     LONG (SHORT)      DATE               ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2-Year Treasury Note        (23)        Dec-2007            $            5
U.S. 5-Year Treasury Note        210         Dec-2007                        72
U.S. 10-Year Treasury Note         6         Dec-2007                        (1)
U.S. Long Treasury Bond          (17)        Dec-2007                         4
                                                                 ---------------
                                                                 $           80
                                                                 ===============

Percentages are based on Net Assets of $40,025 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2007. The demand and interest rate reset feature gives the security a shorter effective maturity date.

(B) Tri-Party Repurchase Agreement

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

+ At October 31, 2007, the tax basis cost of the Fund's investments was $40,808 ($ Thousands), and the unrealized appreciation and depreciation were $307
($ Thousands) and $(327) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

GNMA Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 99.5 %
   FHLMC REMIC, Ser 3279, Cl SD,
     IO (A)
      0.820%, 02/15/37                             $       8,954   $        485
   FHLMC REMIC, Ser 3309, Cl SC,
     IO (A)
      0.840%, 04/15/37                                     8,152            434
   FNMA
      8.000%, 09/01/14 to 09/01/28                           276            293
      7.000%, 08/01/29 to 09/01/32                           513            536
      6.500%, 09/01/32                                       328            337
      5.500%, 07/01/37                                     3,048          3,004
   FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                        57             59
   FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                       111            116
   FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                                     1,500          1,552
   GNMA
      10.000%, 05/15/16 to 04/15/20                           30             34
      9.500%, 06/15/09 to 11/15/20                           270            282
      9.000%, 12/15/17 to 05/15/22                           265            288
      8.500%, 08/15/08 to 06/15/17                            79             85
      8.000%, 04/15/17 to 03/15/32                         1,133          1,205
      7.750%, 10/15/26                                        48             50
      7.500%, 02/15/27 to 05/15/36                         1,715          1,803
      7.250%, 01/15/28                                       188            198
      7.000%, 04/15/19 to 11/15/33                         8,427          8,870
      6.750%, 11/15/27                                        53             55
      6.500%, 09/15/10 to 04/15/37                        14,167         14,618
      6.000%, 07/15/24 to 11/15/33                         3,536          3,591
      5.500%, 10/15/32 to 08/15/37                        35,632         35,430
      5.000%, 04/15/33 to 02/15/37                        27,146         26,357
      4.500%, 08/15/33 to 01/15/36                         9,767          9,221
   GNMA 30 Year TBA
      5.000%, 11/01/33                                    12,500         12,129
   GNMA REMIC, Ser 2002-45, Cl QE
      6.500%, 06/20/32                                     1,697          1,753
   GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                                     2,180          2,096
   GNMA REMIC, Ser 2005-70, Cl AI,
     IO
      5.000%, 10/20/33                                     9,816          1,776
   GNMA REMIC, Ser 2006-38, Cl XS,
     IO (A)
      2.190%, 11/16/07                                     4,433            328
                                                                   -------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $126,461) ($ Thousands)                                        126,985
                                                                   =============

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT(B) -- 7.3%
   BNP Paribas
     4.940%, dated 10/31/07, to be
     repurchased on 11/01/07,
     repurchase price $9,301,259
     (collateralized by a FNMA
     obligation, par value $9,343,374,
     6.000%, 10/01/37, with total
     market value $9,486,001)                       $      9,300   $      9,300
                                                                   -------------
Total Repurchase Agreement
   (Cost $9,300) ($ Thousands)                                            9,300
                                                                   -------------

Total Investments -- 106.8%
   (Cost $135,761) ($ Thousands)+                                  $    136,285
                                                                   =============


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

GNMA Fund
October 31, 2007

Futures -- a summary of the open futures contracts held by the Fund at October 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                      NUMBER OF                     APPRECIATION
TYPE OF                               CONTRACTS    EXPIRATION     (DEPRECIATION)
CONTRACT                            LONG (SHORT)      DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2-Year Treasury Note               (10)        Dec-2007     $            3
U.S. 5-Year Treasury Note               (17)        Dec-2007                (16)
U.S. 10-Year Treasury Note               11         Dec-2007                 (9)
U.S. Long Treasury Bond                  18         Dec-2007                 34
                                                                 ---------------
                                                                 $           12
                                                                 ===============

Percentages are based on Net Assets of $127,551 ($ Thousands).

(A) Floating Rate The rate reflected on the Schedule of Investments Instrument. is the rate in effect on October 31, 2007. The demand and interest rate reset feature gives the security a shorter effective maturity date.

(B) Tri-Party Repurchase Agreement

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

+ At October 31, 2007, the tax basis cost of the Fund's investments was $135,761 ($ Thousands), and the unrealized appreciation and depreciation were $1,435
($ Thousands) and $(911) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 44.6%
AUTOMOTIVE -- 13.6%
   Aesop Funding II LLC, Ser 2005-1A,
      Cl A2 (A) (B)
      5.060%, 11/25/07                            $         800   $         800
   Americredit Automobile Receivables
      Trust, Ser 2005-CF, Cl A3
      4.470%, 05/06/10                                      264             264
   Americredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A2
      5.290%, 11/06/07                                      836             836
   Americredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
      5.190%, 11/18/07                                    2,100           2,108
   Americredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A3A
      5.420%, 05/07/12                                    1,720           1,738
   BMW Vehicle Lease Trust, Ser
      2007-1, Cl A3A
      4.590%, 08/15/13                                      655             655
   BMW Vehicle Owner Trust, Ser
      2005-A, Cl A4
      4.280%, 02/25/10                                    1,920           1,913
   CPS Auto Trust, Ser 2007-C, Cl A2
      (B)
      5.530%, 11/15/10                                      600             601
   Capital Auto Receivables Asset
      Trust, Ser 2005-1, Cl B (A)
      5.470%, 11/15/07                                      440             441
   Capital Auto Receivables Asset
      Trust, Ser 2007-3, Cl A3A
      5.020%, 09/15/11                                      575             577
   Capital One Auto Finance Trust, Ser
      2007-C, Cl A3A
      5.130%, 04/16/12                                    1,475           1,479
   Capital One Prime Auto
      Receivables Trust, Ser 2007-2, Cl
      A2
      5.050%, 03/15/10                                    1,250           1,251
   Carmax Auto Owner Trust, Ser
      2004-2, Cl A4
      3.460%, 09/15/11                                      315             311
   Carmax Auto Owner Trust, Ser
      2005-2, Cl A3
      4.210%, 11/15/07                                      759             756
   Carmax Auto Owner Trust, Ser
      2006-2, Cl A4
      5.140%, 11/15/11                                    1,120           1,127
   Chase Manhattan Auto Owner
      Trust, Ser 2004-A, Cl A4
      2.830%, 09/15/10                                    1,065           1,057
   Chase Manhattan Auto Owner
      Trust, Ser 2005-A, Cl A4
      3.980%, 04/15/11                                    1,675           1,657
   DaimlerChrysler Auto Trust, Ser
      2005-B, Cl A3
      4.040%, 09/08/09                                      190             190
   Ford Credit Auto Owner Trust, Ser
      2007-A, Cl A2A
      5.420%, 04/15/10                                    1,160           1,164
   Ford Credit Auto Owner Trust, Ser
      2007-B, Cl A3A
      5.150%, 11/15/11                                      745             751

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl A2
      5.290%, 11/15/07                            $         429   $         430
   Honda Auto Receivables Owner
      Trust, Ser 2005-1, Cl A4
      3.820%, 05/21/10                                      994             986
   Honda Auto Receivables Owner
      Trust, Ser 2005-3, Cl A3
      3.870%, 04/20/09                                      298             297
   Household Automotive Trust, Ser
      2005-1, Cl A3
      4.150%, 02/17/10                                      497             496
   Household Automotive Trust, Ser
      2005-3, Cl A3
      4.800%, 10/18/10                                      730             729
   Household Automotive Trust, Ser
      2007-1, Cl A2
      5.320%, 05/17/10                                      489             489
   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A3
      3.980%, 11/16/09                                      330             328
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
      5.040%, 01/17/12                                      205             205
   Long Beach Auto Receivables
      Trust, Ser 2006-B, Cl A3
      5.170%, 08/15/11                                    2,075           2,078
   M&I Auto Loan Trust, Ser 2005-1, Cl
      A3
      4.830%, 09/21/09                                    1,441           1,439
   Merrill Auto Trust Securitization, Ser
      2005-1, Cl B (A)
      5.370%, 11/25/07                                      174             174
   Morgan Stanley Auto Loan Trust,
      Ser 2004-HB1, Cl A4
      3.330%, 10/15/11                                      268             268
   Nissan Auto Lease Trust, Ser 2005-
      A1, Cl A3
      4.700%, 10/15/08                                      164             164
   Nissan Auto Receivables Owner
      Trust, Ser 2005-C, Cl A3
      4.055%, 11/16/07                                      394             393
   Nissan Auto Receivables Owner
      Trust, Ser 2006-A, Cl A3
      4.740%, 09/15/09                                      539             537
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A2
      5.200%, 12/15/10                                    1,540           1,540
   USAA Auto Owner Trust, Ser 2007-
      2, Cl A3
      5.070%, 02/15/12                                      735             737
   Volkswagen Auto Lease Trust, Ser
      2006-A, Cl A3
      5.500%, 09/21/09                                      700             703
   WFS Financial Owner Trust, Ser
      2005-2, Cl B
      4.570%, 11/19/12                                    1,234           1,230
   Wachovia Auto Owner Trust, Ser
      2005-B, Cl A3
      4.790%, 04/20/10                                      794             793
   World Omni Auto Receivables Trust,
      Ser 2004-A, Cl B (D)
      3.620%, 07/12/11                                      278             274
                                                                  --------------
                                                                         33,966
                                                                  --------------


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CREDIT CARD -- 11.4%
   Advanta Business Card Master
      Trust, Ser 2005-B1, Cl B1 (A)
      5.380%, 11/20/07                            $       1,250   $       1,244
   Advanta Business Card Master
      Trust, Ser 2005-C1, Cl C1 (A)
      5.510%, 11/20/07                                    1,500           1,495
   Advanta Business Card Master
      Trust, Ser 2006-B2, Cl B2 (A)
      5.250%, 11/20/07                                    2,000           1,967
   American Express Issuance Trust,
      Ser 2007-1, Cl A (A)
      4.916%, 11/01/07                                      715             715
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7 (A)
      5.321%, 11/15/07                                    1,000             984
   Bank of America Credit Card Trust,
      Ser 2007-A13, Cl A13 (A)
      5.330%, 11/12/07                                    1,500           1,501
   Bank of America Credit Card Trust,
      Ser 2007-C1, Cl C1 (A)
      5.381%, 11/26/07                                    1,250           1,209
   Cabela's Master Credit Card Trust,
      Ser 2003-1A, Cl A (A) (B)
      5.390%, 01/15/10                                    1,500           1,500
   Cabela's Master Credit Card Trust,
      Ser 2006-3A, Cl B (A) (B)
      5.950%, 11/15/07                                    2,000           1,935
   Capital One Multi-Asset Executive
      Trust, Ser 2004-C4, Cl C4 (A)
      5.740%, 06/15/12                                    1,350           1,340
   Capital One Multi-Asset Executive
      Trust, Ser 2005-B2, Cl B2 (A)
      5.241%, 11/15/07                                    1,500           1,500
   Capital One Multi-Asset Executive
      Trust, Ser 2007-C2, Cl C2 (A)
      5.390%, 11/15/07                                    1,200           1,157
   Capital One Multi-Asset Executive
      Trust, Ser 2007-C3, Cl C3 (A)
      5.380%, 11/15/07                                    1,500           1,468
   Chase Issuance Trust, Ser 2007-
      A14, Cl A14 (A)
      5.340%, 11/27/07                                    2,000           1,990
   Chase Issuance Trust, Ser 2007-
      A15, Cl A
      4.960%, 09/17/12                                    1,300           1,302
   Citibank Credit Card Issuance Trust,
      Ser 2006-A5, Cl A5
      5.300%, 05/20/09                                    1,505           1,520
   Discover Card Master Trust, Ser
      2005-1, Cl B (A)
      5.240%, 11/18/07                                    1,133           1,132
   MBNA Credit Card Master Note
      Trust, Ser 2005-A7, Cl A7
      4.300%, 02/15/11                                      595             592
   MBNA Credit Card Master Note
      Trust, Ser 2006-A1 Cl A1
      4.900%, 07/15/11                                    1,000           1,002
   Providian Gateway Master Trust,
      Ser 2004-EA, Cl A (A) (B)
      5.221%, 11/15/07                                      565             565
   Washington Mutual Master Note
      Trust, Ser 2006-C2A, Cl C2 (A)
      (B)
      5.590%, 11/15/07                                    1,300           1,113

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Master Note
      Trust, Ser 2006-C3A, Cl C3A (A)
      (B)
      5.470%, 10/15/13                            $       1,490   $       1,435
                                                                  --------------
                                                                         28,666
                                                                  --------------
MISCELLANEOUS BUSINESS SERVICES -- 6.9%
   ACAS Business Loan Trust, Ser
      2005-1A, Cl A1 (A) (B)
      5.610%, 01/25/08                                    1,000             990
   ACAS Business Loan Trust, Ser
      2007-1A, Cl C, (A) (B)
      6.380%, 08/16/19                                    1,585           1,486
   AICCO Premium Finance Master
      Trust, Ser 2005-1, Cl A (A)
      5.170%, 11/15/07                                    1,470           1,471
   CIT Equipment Collateral, Ser 2005-
      EF1, Cl A3
      4.420%, 05/20/09                                      356             355
   CIT Equipment Collateral, Ser 2006-
      VT1, Cl A3
      5.130%, 12/21/09                                    1,379           1,381
   CNH Equipment Trust, Ser 2005-A,
      Cl A3
      4.020%, 04/15/09                                      194             194
   CNH Equipment Trust, Ser 2006-B,
      Cl A3
      5.200%, 06/15/10                                    1,255           1,256
   CNH Wholesale Master Note Trust,
      Ser 2006-1A, Cl B (A) (B)
      5.370%, 11/15/07                                      245             241
   Capital Source Commercial Loan
      Trust, Ser 2004-1A, Cl A2 (A) (B)
      5.330%, 11/20/07                                       14              14
   Capital Source Commercial Loan
      Trust, Ser 2006-1A, Cl C (A) (B)
      5.550%, 11/20/07                                      494             466
   Capital Source Commercial Loan
      Trust, Ser 2006-2A, Cl A2A (A)
      (B)
      5.210%, 11/20/07                                    1,460           1,451
   Colts Trust, Ser 2005-1A, Cl A1 (A)
      (B)
      5.810%, 12/20/07                                      103             103
   Colts Trust, Ser 2005-2A, Cl A (A)
      (B)
      5.870%, 12/20/07                                    1,950           1,930
   GE Commercial Equipment
      Financing LLC, Ser 2005-1, Cl
      A3A
      3.980%, 03/20/09                                      281             280
   GE Equipment Small Ticket LLC,
      Ser 2005-1A, Cl B (B)
      4.620%, 11/01/07                                      399             396
   GE Equipment Small Ticket LLC,
      Ser 2005-2A, Cl A4 (B)
      5.010%, 06/22/15                                    2,226           2,223
   Marlin Leasing Receivables LLC,
      Ser 2005-1A, Cl B (B)
      5.090%, 08/15/12                                       75              74
   Marlin Leasing Receivables LLC,
      Ser 2006-1A, Cl A2 (B)
      5.430%, 11/17/08                                      723             723


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   PFS Financing, Ser 2006-B, Cl A
      (A) (B)
      5.780%, 12/15/07                            $         965   $         964
   Sierra Receivables Funding, Ser
      2007-2A, Cl A2 (A) (B)
      5.716%, 09/20/19                                    1,000           1,000
   Superior Wholesale Inventory
      Financing Trust, Ser 2007-AE1,
      Cl B (A)
      5.391%, 11/15/07                                      110             109
   Superior Wholesale Inventory
      Financing Trust, Ser 2007-AE1,
      Cl C (A)
      5.691%, 01/15/12                                      200             197
                                                                  --------------
                                                                         17,304
                                                                  --------------
MORTGAGE RELATED -- 9.2%
   Ace Securities, Ser 2006-CW1, Cl
      A2C (A)
      5.270%, 11/25/07                                      895             847
   Asset Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B (A)
      5.240%, 11/25/07                                    1,900           1,854
   Bear Stearns Asset Backed
      Securities, Ser 2005-HE11, Cl A2
      (A)
      5.380%, 11/25/07                                      275             273
   Bear Stearns Asset Backed
      Securities, Ser 2006-HE1, Cl 1A1
      (A)
      5.380%, 11/25/07                                      371             369
   Citigroup Mortgage Loan Trust, Ser
      2006-WFH3, Cl M1 (A)
      5.420%, 11/27/07                                    1,325           1,032
   Countrywide Asset-Backed
      Certificates, Ser 2006-2, Cl 2A2
      (A)
      5.320%, 11/25/07                                      772             747
   First Franklin Mortgage Loan, Ser
      2007-FF1, Cl M2 (A)
      5.270%, 01/25/38                                    1,250             849
   GMAC Mortgage Loan, Ser 2006-
      HE4, Cl A2 (A)
      5.390%, 11/25/07                                    2,000           1,926
   JP Morgan Mortgage Association,
      Ser 2007-CH5, Cl M1 (A)
      5.400%, 11/25/07                                    2,000           1,576
   Long Beach Mortgage Loan Trust,
      Ser 2006-6, Cl 2A3 (A)
      5.280%, 11/25/07                                    1,190           1,130
   Morgan Stanley Dean Witter Capital
      I, Ser 2006-WMC1, Cl A2B (A)
      5.330%, 11/27/07                                    1,390           1,366
   Morgan Stanley Home Equity Loan,
      Ser 2005-4, Cl A2B (A)
      5.350%, 11/27/07                                    2,000           1,969
   New Century Home Equity Loan
      Trust, Ser 2005-C, Cl A2B (A)
      5.300%, 11/25/07                                      700             696
   Option One Mortgage Loan Trust,
      Ser 2003-3, Cl A2 (A)
      5.430%, 11/25/07                                      147             144
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl A3 (A)
      5.340%, 11/25/07                                    1,601           1,558

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A2 (A)
      5.260%, 11/25/07                            $       1,590   $       1,558
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3 (A)
      5.611%, 01/25/37                                      305             298
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1 (D)
      5.900%, 03/25/37                                    1,061           1,053
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (A)
      5.251%, 11/26/07                                      821             813
   Residential Asset Securities, Ser
      2006-EMX6, Cl A3 (A)
      5.280%, 11/25/07                                    1,005             956
   Residential Asset Securities, Ser
      2006-KS1, Cl A2 (A)
      5.013%, 11/25/07                                      800             792
   William Street Funding, Ser 2006-1,
      Cl A (A) (B)
      5.380%, 01/24/08                                    1,260           1,243
                                                                  --------------
                                                                         23,049
                                                                  --------------
OTHER -- 3.5%
   Babson CLO Ltd., Ser 2007-1A, Cl
      A1
      5.430%, 01/18/08                                    1,190           1,153
   C-Bass CDO, Ser 16A, Cl A (A) (B)
      5.950%, 12/06/07                                    1,465           1,389
   GE Commercial Loan Trust CLO,
      Ser 2006-2, Cl C (A) (B)
      5.750%, 12/29/07                                      450             419
   GE Commercial Loan Trust CLO,
      Ser 2006-3, Cl C (A) (B)
      5.750%, 01/19/08                                      824             763
   John Deere Owner Trust, Ser 2007-
      A, Cl A2
      5.210%, 10/15/09                                      180             180
   Katonah CLO, Ser 7A, Cl B (A) (B)
      5.980%, 11/15/07                                    1,200           1,113
   Lambda Finance CLO, Ser 2005-
      1A, Cl B3 (A) (B)
      5.930%, 12/08/07                                      840             814
   Madison Park Funding CLO, Ser
      2007-1A, Cl A1B (A) (B)
      5.510%, 12/24/07                                    1,000             924
   Franklin CLO Ltd., Ser 4A, Cl A
      6.140%, 12/22/07                                      500             497
   Merritt Funding Trust CLO, Ser
      2005-2, Cl B (A) (B)
      5.940%, 12/28/07                                      582             540
   Prima, Ser 2006-1, Cl A1 (B)
      5.417%, 11/01/07                                      864             834
   SLMA, Ser 2003-A, Cl A1 (A)
      5.800%, 12/15/07                                      147             147
   Wadsworth CDO, Ser 2006-1A, Cl B
      (A) (B)
      5.820%, 11/05/46                                      315             126
                                                                  --------------
                                                                          8,899
                                                                  --------------
   Total Asset Backed Securities
      (Cost $114,726) ($ Thousands)                                     111,884
                                                                  --------------


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 42.5%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.3%
   FHLMC (A)
      7.600%, 11/01/07                            $         882  $          887
      7.118%, 11/01/07                                    1,467           1,482
   FHLMC REMIC , Ser 3153, Cl FX (A)
      5.441%, 11/15/07                                    1,855           1,841
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                      322             325
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                    1,446           1,371
   FNMA
      7.259%, 11/01/07 (A)                                  629             634
      7.225%, 11/01/07 (A)                                   75              76
      7.140%, 11/01/07 (A)                                  639             645
      7.122%, 11/01/07 (A)                                  224             225
      7.114%, 11/01/07 (A)                                  130             132
      6.813%, 11/01/07 (A)                                1,079           1,095
      6.320%, 11/01/07 (A)                                  161             162
      6.000%, 01/01/27                                    2,161           2,186
   FNMA REMIC, Ser 1993-220, Cl FA (A)
      5.760%, 11/25/07                                      173             175
   FNMA REMIC, Ser 1993-58, Cl H
      5.500%, 04/25/23                                      247             249
   FNMA REMIC, Ser 2001-33, Cl FA (A)
      5.580%, 11/25/07                                      331             334
   FNMA REMIC, Ser 2002-63, Cl QF (A)
      5.430%, 11/25/07                                      224             224
   FNMA REMIC, Ser 2002-64, Cl FG (A)
      5.280%, 11/18/07                                      227             227
   FNMA REMIC, Ser 2002-78, Cl AU
      5.000%, 06/25/30                                      789             785
   FNMA REMIC, Ser 2006-39, Cl PB
      5.500%, 07/25/29                                    2,715           2,733
                                                                  --------------
                                                                         15,788
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS-- 36.2%
   Adjustable Rate Mortgage Trust,
      Ser 2005-12, Cl 2A1 (A)
      5.691%, 03/25/36                                    2,604           2,624
   Arkle Master Issuer PLC, Ser 2006-
      1A, Cl M (A) (B)
      5.710%, 11/20/07                                    1,000             973
   Bank of America Funding, Ser
      2005-F, Cl 4A1 (A)
      5.350%, 11/01/07                                      905             906
   Bank of America Funding, Ser
      2006-D, Cl 3A1 (A)
      5.570%, 11/01/07                                    1,174           1,179
   Banc of America Large Loan, Ser
      2007-BMB1, Cl A1 (A) (B)
      5.383%, 06/15/09                                      605             605
   Bank of America Mortgage
      Securities, Ser 2004-F, Cl 2A5 (A)
      4.146%, 07/25/34                                    1,300           1,283
   Bank of America Mortgage
      Securities, Ser 2005-A, Cl 2A2 (A)
      4.458%, 11/01/07                                    1,711           1,692

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bank of America Mortgage
      Securities, Ser 2005-F, Cl 2A2 (A)
      5.177%, 11/01/07                          $         2,710  $        2,699
   Bank of America Mortgage
      Securities, Ser 2005-H, Cl 2A1 (A)
      4.800%, 11/30/07                                      838             827
   Bank of America Mortgage
      Securities, Ser 2005-J, Cl 2A1 (A)
      5.090%, 11/01/07                                      297             295
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-9. Cl A1
      (A)
      4.630%, 10/25/35                                    1,434           1,410
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-12, Cl
      11A1 (A)
      5.430%, 11/01/07                                      638             638
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2006-1, Cl A1
      (A)
      4.630%, 11/01/07                                    1,691           1,663
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-3, Cl
      2A1 (A)
      5.249%, 11/01/07                                      723             715
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-6, Cl
      3A1 (A)
      5.280%, 11/01/07                                    1,442           1,444
   Bear Stearns Commercial
      Mortgage, Ser 2007-TOP2, Cl A2
      6.480%, 02/15/35                                    1,600           1,661
   Citigroup Commercial Mortgage
      Trust, Ser 2006-FL2, Cl D (A) (B)
      5.301%, 11/14/07                                      510             506
   Citigroup Commercial Mortgage
      Trust, Ser 2007-FL3A, Cl J (A) (B)
      6.040%, 11/30/07                                      550             514
   Citigroup Mortgage Loan Trust, Ser
      2004-HYB3, Cl 1A (A)
      5.790%, 11/01/07                                      596             598
   Citigroup Mortgage Loan Trust, Ser
      2006-AR2, Cl 1A1 (A)
      5.807%, 11/01/07                                    1,194           1,200
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A (A)
      5.544%, 11/01/07                                    1,346           1,353
   Countrywide Home Loans, Ser
      2004-29, Cl 1A1 (A)
      5.401%, 11/25/07                                      144             142
   Countrywide Home Loans, Ser
      2005-HY10, Cl 3A1A (A)
      5.380%, 11/01/07                                    1,063           1,063
   Countrywide Home Loans, Ser
      2005-7, Cl 1A1 (A)
      5.401%, 11/25/07                                      257             255
   Crusade Global Trust, Ser 2003-1,
      Cl A (A)
      5.410%, 01/17/08                                      565             566
   First Horizon Mortgage Pass-
      Through Trust, Ser 2005-2, Cl
      1A1
      5.500%, 05/25/35                                    1,745           1,744
   Fosse Master Issuer PLC, Ser
      2007-1A, Cl C2 (A) (B)
      5.759%, 11/01/07                                    1,305           1,246


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Mortgage Loan, Ser 2005-
      AR6, Cl 2A1 (A)
      5.210%, 11/01/07                            $       1,400   $       1,395
   Granite Master Issuer PLC, Ser
      2006-1A, Cl A5 (A) (B)
      5.580%, 01/25/08                                    1,215           1,200
   Granite Master Issuer PLC, Ser
      2006-3, Cl M1 (A)
      5.360%, 01/22/08                                      715             543
   Granite Master Issuer PLC, Ser
      2007-1, Cl 1C1 (A)
      5.890%, 12/20/54                                      410             381
   Granite Mortgages PLC, Ser 2002-
      2, Cl 1A2 (A)
      5.360%, 01/21/08                                      496             496
   GSR Mortgage Loan Trust, Ser
      2005-AR4, Cl 2A1 (A)
      4.988%, 07/25/35                                    2,111           2,127
   GSR Mortgage Loan Trust, Ser
      2006-AR1, Cl 2A2 (A)
      5.181%, 01/25/36                                    2,107           2,100
   GSR Mortgage Loan Trust, Ser
      2007-AR1, Cl 2A1 (A)
      6.013%, 03/25/37                                    1,718           1,736
   GSR Mortgage Loan Trust, Ser
      2007-AR2, Cl 1A1 (A)
      5.797%, 05/25/47                                    1,551           1,556
   Holmes Master Issuer PLC, Ser
      2007-1, Cl 1C1 (A)
      5.520%, 01/16/08                                      410             408
   Holmes Master Issuer PLC, Ser
      2007-2A, Cl 1C (A)
      5.604%, 01/16/08                                      595             587
   Impac CMB Trust, Ser 2004-9, Cl
      1A1 (A)
      5.510%, 11/25/07                                      477             472
   Impac CMB Trust, Ser 2005-2, Cl
      1A1 (A)
      5.390%, 11/03/07                                      502             494
   Impac CMB Trust, Ser 2005-3, Cl
      A1 (A)
      5.113%, 11/25/07                                      425             418
   Impac CMB Trust, Ser 2005-5, Cl
      A1 (A)
      5.450%, 11/25/07                                      364             359
   Impac CMB Trust, Ser 2005-8, Cl
      1A (A)
      5.390%, 11/25/07                                    1,051           1,030
   JP Morgan Mortgage Trust, Ser
      2005-A6, Cl 7A1 (A)
      4.970%, 11/01/07                                      825             821
   JP Morgan Mortgage Trust, Ser
      2007-A3, Cl 1A1 (A)
      5.490%, 11/01/07                                    1,324           1,336
   Master Adjustable Rate Mortgage
      Trust, Ser 2004-12, Cl 5A1 (A)
      6.500%, 11/01/07                                      304             305
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2 (A)
      4.490%, 11/01/07                                    1,175           1,161
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A (A)
      5.150%, 12/25/35                                      978             975
   Merrill Lynch Mortgage Investors,
      Ser 2005-A3, Cl A1 (A)
      5.400%, 11/25/07                                      597             588

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-2, Cl
      1A1 (A)
      5.800%, 11/01/07                            $       1,596   $       1,630
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-3, Cl
      2A1 (A)
      5.651%, 06/25/37                                    1,515           1,512
   MLCC Mortgage Investors, Ser
      2004-G, Cl A1 (A)
      5.410%, 11/25/07                                      174             174
   MLCC Mortgage Investors, Ser
      2004-HB1, Cl A1 (A)
      5.490%, 11/25/07                                      232             232
   MLCC Mortgage Investors, Ser
      2005-A, Cl A1 (A)
      5.103%, 11/25/07                                      207             206
   MLCC Mortgage Investors, Ser
      2006-1, Cl 2A1 (A)
      5.394%, 02/25/36                                      977             979
   MortgageIT Trust, Ser 2005-2, Cl
      1A1 (A)
      5.410%, 11/25/07                                      393             388
   MortgageIT Trust, Ser 2005-3, Cl A1
      (A)
      5.430%, 11/25/07                                    1,197           1,182
   MortgageIT Trust, Ser 2005-4, Cl A1
      (A)
      5.410%, 11/25/07                                    1,585           1,547
   MortgageIT Trust, Ser 2005-5, Cl A1
      (A)
      5.390%, 11/25/07                                    1,490           1,453
   Paragon Mortgages PLC, Ser 12A,
      Cl A2C (A) (B)
      5.670%, 11/15/07                                      466             459
   Paragon Mortgages PLC, Ser 15A,
      Cl A2C (A) (B)
      5.489%, 12/15/39                                      925             910
   Permanent Master Issuer PLC, Ser
      2006-1, Cl 2C (A)
      5.640%, 01/16/08                                    1,200           1,195
   Puma Finance Limited, Ser S1, Cl A
      (A) (B)
      5.560%, 11/09/07                                      429             429
   Residential Funding Mortgage, Ser
      2005-SA5, Cl 2A (A)
      5.338%, 11/25/35                                      802             802
   Residential Funding Mortgage, Ser
      2007-SA2, Cl 2A1 (A)
      5.678%, 04/25/37                                    1,585           1,597
   Residential Funding Mortgage, Ser
      2007-SA2, Cl 2A2 (A)
      5.680%, 11/01/07                                    1,123           1,139
   Residential Funding Mortgage, Ser
      2007-SA3, Cl 2A1 (A)
      5.790%, 07/27/37                                    1,449           1,444
   Residential Mortgage Securities
      Trust, Ser 22A, Cl A1B (A) (B)
      5.645%, 11/14/07                                      460             457
   RMAC PLC, Ser 2003-NS4A, Cl
      A2B (A) (B)
      6.000%, 12/12/07                                      135             134
   RMAC PLC, Ser 2005-NS4A, Cl
      A1B (A) (B)
      5.780%, 12/13/07                                       83              83


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RMAC Securities PLC, Ser 2006-
      NS2A, Cl A1B (A) (B)
      5.760%, 12/12/07                            $         415   $         412
   Sequoia Mortgage Trust, Ser 2004-
      12, Cl A1A (A)
      5.770%, 11/20/07                                      174             173
   Sequoia Mortgage Trust, Ser 2005-
      1, Cl A1 (A)
      5.230%, 11/20/07                                      170             166
   Sequoia Mortgage Trust, Ser 2007-
      2, Cl 2AA1 (A)
      5.810%, 01/20/38                                    1,792           1,780
   Terra, Ser 1, Cl A1 (A) (B)
      5.221%, 11/15/07                                       38              38
   Washington Mutual, Ser 2003-AR3,
      Cl A5 (A)
      3.930%, 11/01/07                                    1,572           1,566
   Washington Mutual, Ser 2004-AR5,
      Cl A (A)
      3.840%, 11/01/07                                    1,300           1,275
   Washington Mutual, Ser 2006-AR2,
      Cl 1A1 (A)
      5.310%, 11/01/07                                    1,691           1,679
   Wells Fargo Mortgage Backed
      Securities, Ser 2003-J, Cl 2A4 (A)
      4.451%, 10/25/33                                      616             610
   Wells Fargo Mortgage Backed
      Securities, Ser 2004-BB, Cl A2 (A)
      4.560%, 11/01/07                                    1,125           1,114
   Wells Fargo Mortgage Backed
      Securities, Ser 2005-AR1, Cl 2A1
      (A)
      4.489%, 02/25/35                                      996             986
   Wells Fargo Mortgage Backed
      Securities, Ser 2005-AR16, Cl
      3A2 (A)
      5.000%, 11/01/07                                    1,605           1,603
   Wells Fargo Mortgage Backed
      Securities, Ser 2005-AR16, Cl
      6A3 (A)
      5.000%, 11/01/07                                    2,017           2,009
   Wells Fargo Mortgage Backed
      Securities, Ser 2005-AR4, Cl 2A2
      (A)
      4.520%, 11/01/07                                      912             904
   Wells Fargo Mortgage Backed
      Securities, Ser 2006-AR10, Cl
      2A1 (A)
      5.650%, 07/25/36                                    1,690           1,689
   Wells Fargo Mortgage Backed
      Securities, Ser 2006-AR12, Cl
      1A1 (A)
      6.025%, 09/25/36                                    1,410           1,426
   Wells Fargo Mortgage Backed
      Securities, Ser 2006-AR5, Cl 2A1
      (A)
      5.530%, 11/01/07                                    1,369           1,376
   Wells Fargo Mortgage Backed
      Securities, Ser 2006-AR6, Cl 2A1
      (A)
      5.240%, 11/01/07                                    1,631           1,630
   Wells Fargo Mortgage Backed
      Securities, Ser 2006-AR6, Cl 3A1
      (A)
      5.094%, 11/01/07                                    1,668           1,665

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Westpac Securitization Trust, Ser
      2005-1G, Cl A1 (A)
      5.280%, 12/23/07                            $         383   $         376
                                                                  --------------
                                                                         90,718
                                                                  --------------
Total Mortgage-Backed Obligations
   (Cost $106,836) ($ Thousands)                                        106,506
                                                                  --------------
CORPORATE BONDS -- 11.6 %

AUTO FINANCE -- 0.8%
   DaimlerChrysler MTN, Ser E (A)
      5.886%, 11/01/07                                    2,000           1,999
                                                                  --------------
BANKS -- 2.4%
   Comerica Bank (A)
      5.749%, 12/13/07                                    1,800           1,800
      5.220%, 05/10/10                                    1,000             995
      5.066%, 11/19/07                                    1,200           1,197
   Wachovia (A)
      5.814%, 12/15/07                                    1,750           1,737
                                                                  --------------
                                                                          5,729
                                                                  --------------
CONSUMER PRODUCTS -- 1.1%
   CVS Caremark (A)
      5.921%, 12/04/07                                      865             858
   Whirlpool (A)
      6.194%, 12/15/07                                    2,000           2,004
                                                                  --------------
                                                                          2,862
                                                                  --------------
FINANCIAL SERVICES -- 3.2%
   Avalonbay Communities REIT
      6.875%, 12/15/07                                    1,390           1,392
   Countrywide Financial (A)
      5.384%, 01/05/08                                    1,700           1,563
   FPL Group Capital
      5.551%, 02/16/08                                      755             755
   General Electric Capital (A)
      5.450%, 01/28/08                                    1,250           1,244
   International Lease Finance MTN
      5.300%, 05/01/12                                    1,500           1,489
   Nisource Finance (A)
      6.064%, 11/23/07                                    1,580           1,574
                                                                  --------------
                                                                          8,017
                                                                  --------------
FOOD, BEVERAGE & TOBACCO -- 1.3%
   General Mills (A)
      5.310%, 01/23/08                                    1,500           1,489
   Sabmiller PLC (A) (B)
      5.531%, 01/01/08                                    1,705           1,712
                                                                  --------------
                                                                          3,201
                                                                  --------------
INSURANCE -- 1.4%
   Monumental Global Funding (A) (B)
      5.443%, 01/16/08                                    1,900           1,901
   Principal Life (A)
      5.718%, 11/15/07                                      750             748
   Travelers Property Casualty
      3.750%, 03/15/08                                    1,000             994
                                                                  --------------
                                                                          3,643
                                                                  --------------


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 0.4%
   Morgan Stanley MTN , Ser G (A)
      5.543%, 01/04/08                             $      1,000   $         980
                                                                  --------------
PETROLEUM & FUEL PRODUCTS -- 0.1%
   Keyspan
      4.900%, 05/16/08                                      360             359
                                                                  --------------
SECURITY AND COMMODITY BROKERS -- 0.5%
   Genworth Global (A)
      5.698%, 11/24/07                                    1,200           1,185
                                                                  --------------
TELEPHONES & TELECOMMUNICATION -- 0.4%
   AT&T (A)
      5.460%, 11/08/07                                    1,000             994
                                                                  --------------
Total Corporate Bonds
   (Cost $29,204) ($ Thousands)                                          28,969
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
   FHLB
      3.875%, 08/22/08                                      175             174
      3.000%, 04/15/09                                    2,500           2,451
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $2,625) ($ Thousands)                                            2,625
                                                                  --------------
U.S. TREASURY OBLIGATIONS (E) -- 0.0%
   U.S. Treasury Bills
      4.557%, 11/29/07                                      100             100
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $100) ($ Thousands)                                                100
                                                                  --------------
REPURCHASE AGREEMENT (C) -- 1.0%
   BNP Paribas
     4.940%, dated 10/31/07, to be
     repurchased on 11/04/07,
     repurchase price $2,400,325
     (collateralized by a FNMA
     obligation, par value $2,411,194,
     6.000%, 11/01/37, with total
     market value $2,448,001)                             2,400           2,400
                                                                  --------------
Total Repurchase Agreement
   (Cost $2,400) ($ Thousands)                                            2,400
                                                                  --------------
Total Investments -- 100.7%
   (Cost $255,891) ($ Thousands)+                                 $     252,484
                                                                  ==============


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

Futures -- a summary of the open futures contracts held by the Fund at October 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                       NUMBER OF                    APPRECIATION
TYPE OF                                CONTRACTS    EXPIRATION    (DEPRECIATION)
CONTRACT                             LONG (SHORT)      DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                              175        Dec-2007    $          152
90-Day Euro$                             (350)       Sep-2008              (403)
90-Day Euro$                              175        Dec-2010               202
U.S. 2-Year Treasury Note                 132        Dec-2007                66
U.S. 5-Year Treasury Note                 (50)       Dec-2007               (17)
U.S. 10-Year Treasury Note                (37)       Dec-2007               (33)
                                                                 ---------------

                                                                 $          (33)
                                                                 ===============

A summary of an outstanding credit default swap agreement held by the Fund at October 31, 2007, is as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NOTIONAL     NET UNREALIZED
                                                                                       EXPIRATION     AMOUNT       DEPRECIATION
DESCRIPTION                                                                               DATE      (THOUSANDS)   ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Receives a quarterly payment of 0.1975% (0.790% per annum) times the notional amount of MBIA, Inc., 6.625%, 10/01/28. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Goldman Sachs)                                                        09/20/12       1,250      $         (106)
                                                                                                                  ===============

Percentages are based on Net Assets of $250,849 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2007. The demand and interest rate reset feature gives the security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Tri-Party Repurchase Agreement

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on October 31, 2007. The coupon on a step bond changes on a specified date.

(E) The rate reported is the effective yield at time of purchase.

CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CMB -- Commercial Mortgage Backed
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Ltd. -- Limited
MTN  -- Medium Term Note
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Ultra Short Bond Fund
October 31, 2007

SLMA -- Student Loan Marketing Association

+ At October 31, 2007, the tax basis cost of the Fund's investments was $255,891 ($ Thousands), and the unrealized appreciation and depreciation were $557 and $(3,964), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------
                                             Robert A. Nesher, President

Date: December 28, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------
                                             Robert A. Nesher, President

Date: December 28, 2007


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: December 28, 2007

* Print the name and title of each signing officer under his or her signature.